Property, Plant and Equipment Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment — Gross	$ 1,187,504	$ 1,259,536
Accumulated depreciation, depletion and amortization	(363,053)	(276,752)
Property, Plant and Equipment — Net	824,451	982,784
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment — Gross	101	101
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment — Gross	212	212
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment — Gross	1,391	913
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment — Gross	12,247	9,475
Proved Oil and Gas Properties [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment — Gross	1,156,895	1,213,622
Unproved Oil and Gas Properties [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment — Gross	10,022	31,823
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment — Gross	$ 6,636	$ 3,390